Intangible Assets and Impairment of Long-Lived Assets (Details) - Schedule of Intangible Assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross asset value	$ 2,081,418	$ 2,262,469
Accumulated amortization	(422,560)	(313,556)
Net carrying value	$ 1,658,858	1,948,913
Licensed patents [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period in years	13 years 6 months
Gross asset value	$ 596,259	603,919
Accumulated amortization	(142,654)	(110,759)
Net carrying value	$ 453,605	493,160
Technology license [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period in years	16 years 7 months 6 days
Gross asset value	$ 1,485,159	1,658,550
Accumulated amortization	(279,906)	(202,797)
Net carrying value	$ 1,205,253	$ 1,455,753